Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Other Accrued Expenses
A summary of other accrued expenses at December 31 follows (dollars in millions):

	2022	2021
Professional liability risks	$515	$508
Defined contribution benefit plans	612	549
Right-of-use operating leases	364	392
Taxes other than income	371	361
Interest	402	353
Government stimulus refund liability	81	79
Other	1,236	1,080

	$3,581	$3,322